Investment Strategy - EDWARD JONES MONEY MARKET FUND	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a‑7 (“Rule 2a‑7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). A “government money market fund” is required to invest at least 99.5% of its total assets in cash, Government Securities (as defined below), repurchase agreements that are collateralized fully by cash or Government Securities, and/or shares of other “government money market funds.” Government Securities are obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities.
As a “government money market fund,” the Fund’s Board may elect to impose liquidity fees in the future, consistent with Rule 2a‑7 and after providing appropriate notice to shareholders. The Board has not elected to do so at this time.
Certain of the Government Securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans, or other benefits. The Fund may also invest in Government Securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in Government Securities that are issued by entities whose activities are sponsored by the federal government, but that have no explicit financial support, such as those issued by the Federal Farm Credit System. Certain Government Securities are variable or floating rate securities, meaning that such obligations provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.
Rule 2a‑7 governs the maturity, quality, liquidity, and diversification of money market fund investments. Under these requirements, the Fund must maintain a dollar-weighted average maturity (“WAM”) of 60 days or less and a dollar-weighted average life (“WAL”) to maturity of 120 days or less, and will only acquire securities maturing in 397 days (approximately 13 months) or less.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a‑7 (“Rule 2a‑7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). A “government money market fund” is required to invest at least 99.5% of its total assets in cash, Government Securities (as defined below), repurchase agreements that are collateralized fully by cash or Government Securities, and/or shares of other “government money market funds.” Government Securities are obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Rule 2a‑7 governs the maturity, quality, liquidity, and diversification of money market fund investments. Under these requirements, the Fund must maintain a dollar-weighted average maturity (“WAM”) of 60 days or less and a dollar-weighted average life (“WAL”) to maturity of 120 days or less, and will only acquire securities maturing in 397 days (approximately 13 months) or less.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a‑7 (“Rule 2a‑7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). A “government money market fund” is required to invest at least 99.5% of its total assets in cash, Government Securities (as defined below), repurchase agreements that are collateralized fully by cash or Government Securities, and/or shares of other “government money market funds.”